LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2025
LAND USE RIGHTS, NET
LAND USE RIGHTS, NET

10.  LAND USE RIGHTS, NET

Land use rights held by the Company represent operating lease prepayments and are amortized over the remaining term of the respective rights.

	As of December 31,
	2024	2025
	RMB	RMB
Cost	846,156	963,468
Accumulated amortization	(79,943)	(95,703)
Land use rights, net	766,213	867,765

The carrying amounts of land use rights pledged by the Company to secure borrowings (Note 13) granted to the Company at the respective balance sheet dates were as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Land use rights, net	205,334	249,031

Amortization expenses were approximately RMB16,369,RMB17,492 and RMB23,701 for the years ended December 31, 2023,2024 and 2025, respectively.